                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total:   $  38,837
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


ACTEL CORP                          COM           004934105     $1,390       82,500    SH          SHARED       NONE        82,500
AERCAP HOLDINGS NV                  SHS           N00985106     $203         16,100    SH          SHARED       NONE        16,100
APPLIED SIGNAL TECHNOLOGY           COM           038237103     $336         24,600    SH          SHARED       NONE        24,600
ARRIS GROUP INC                     COM           04269Q100     $520         61,500    SH          SHARED       NONE        61,500
AZZ INC                             COM           002474104     $918         23,000    SH          SHARED       NONE        23,000
CHART INDUSTRIES INC                COM PAR $0.01 16115Q308     $608         12,500    SH          SHARED       NONE        12,500
CHATTEM INC                         NOTE 1.625%   162456AR8     $569        524,000    PRN         SHARED       NONE       524,000
CLEAN HARBORS INC                   COM           184496107     $632          8,900    SH          SHARED       NONE         8,900
COMSTOCK RESOURCES INC              COM NEW       205768203     $2,643       31,300    SH          SHARED       NONE        31,300
COVENTRY HEALTH CARE INC            COM           222862104     $213          7,000    SH          SHARED       NONE         7,000
CROSS COUNTRY HEALTHCARE INC        COM           227483104     $460         31,900    SH          SHARED       NONE        31,900
DYCOM INDUSTRIES INC                COM           267475101     $693         47,700    SH          SHARED       NONE        47,700
ENERGYSOLUTIONS INC                 DEPOSITARY SH 292756202     $206          9,200    SH          SHARED       NONE         9,200
ENTEGRIS INC                        COM           29362U104     $308         47,000    SH          SHARED       NONE        47,000
FOOT LOCKER INC                     COM           344849104     $457         36,700    SH          SHARED       NONE        36,700
FOREST LABS INC                     COM           345838106     $309          8,900    SH          SHARED       NONE         8,900
FORMFACTOR INC                      COM           346375108     $282         15,300    SH          SHARED       NONE        15,300
FRONTIER OIL CORP                   COM           35914P105     $239         10,000    SH          SHARED       NONE        10,000
GENWORTH FINANCIAL INC-CL A         COM CL A      37247D106     $292         16,400    SH          SHARED       NONE        16,400
GERBER SCIENTIFIC INC               COM           373730100     $948         83,300    SH          SHARED       NONE        83,300
GMX RES INC                         COM           38011M108     $741         10,000          PUT   SHARED       NONE        10,000
GOODRICH PETE CORP                  COM NEW       382410405     $580          7,000          PUT   SHARED       NONE         7,000
HANOVER INSURANCE GROUP INC         COM           410867105     $944         22,200    SH          SHARED       NONE        22,200
HUNTSMAN CORP                       COM           447011107     $171         15,000    SH          SHARED       NONE        15,000
INNOPHOS HOLDINGS INC               COM           45774N108     $639         20,000    SH          SHARED       NONE        20,000
INTERNATIONAL COAL GRP INC          COM           45928H106     $552         42,300    SH          SHARED       NONE        42,300
INVENTIV HEALTH INC                 COM           46122E105     $395         14,200    SH          SHARED       NONE        14,200
ISHARES INC                         MSCI MALAYSIA 464286830     $220         21,200    SH          SHARED       NONE        21,200
ISHARES TRUST                       TRNSP AVE IDX 464287192     $318          3,600          PUT   SHARED       NONE         3,600
ISHARES TRUST                       TRNSP AVE IDX 464287192     $159          1,800          PUT   SHARED       NONE         1,800
ISHARES TRUST                       RUSSELL 2000  464287655     $1,416       20,500          PUT   SHARED       NONE        20,500
ISHARES TRUST                       RUSSELL 2000  464287655     $787         11,400          PUT   SHARED       NONE        11,400
ISHARES TRUST                       RUSSELL 2000  464287655     $787         11,400          PUT   SHARED       NONE        11,400
ITRON INC                           NOTE 2.500%   465741AJ5     $670        412,000    PRN         SHARED       NONE       412,000
KELLY SERVICES INC -CL A            CL A          488152208     $203         10,500    SH          SHARED       NONE        10,500
MATTSON TECHNOLOGY INC              COM           577223100     $58          12,100    SH          SHARED       NONE        12,100
MERIT MEDICAL SYSTEMS INC           COM           589889104     $1,058       72,000    SH          SHARED       NONE        72,000
MIDCAP SPDR TRUST                   UNIT SER 1    595635103     $536          3,600          PUT   SHARED       NONE         3,600
MIDCAP SPDR TRUST                   UNIT SER 1    595635103     $1,280        8,600          PUT   SHARED       NONE         8,600
MIDCAP SPDR TRUST                   UNIT SER 1    595635103     $1,042        7,000          PUT   SHARED       NONE         7,000
MONOTYPE IMAGING HOLDINGS INC       COM           61022P100     $258         21,200    SH          SHARED       NONE        21,200
NCI BUILDING SYS INC                NOTE 2.125%   628852AG0     $735        700,000    PRN         SHARED       NONE       700,000
OLIN CORP                           COM PAR $1    680665205     $924         35,300    SH          SHARED       NONE        35,300
PENFORD CORP                        COM           707051108     $286         19,200    SH          SHARED       NONE        19,200
POWERSECURE INTL INC                COM           73936N105     $441         60,800    SH          SHARED       NONE        60,800
POWERSHARES QQQ TRUST               UNIT SER 1    73935A104     $723         16,000          PUT   SHARED       NONE        16,000
POWERSHARES QQQ TRUST               UNIT SER 1    73935A104     $669         14,800          PUT   SHARED       NONE        14,800
POWERSHARES QQQ TRUST               UNIT SER 1    73935A104     $565         12,500          PUT   SHARED       NONE        12,500
QUESTAR CORP                        COM           748356102     $263          3,700          PUT   SHARED       NONE         3,700
QUESTAR CORP                        COM           748356102     $639          9,000          PUT   SHARED       NONE         9,000
RED HAT INC                         COM           756577102     $414         20,000          PUT   SHARED       NONE        20,000
REGIONAL BK HOLDERS TR              DEPSITRY RCPT 75902E100     $316          3,500          CALL  SHARED       NONE         3,500
SAUER-DANFOSS INC                   COM           804137107     $327         10,500    SH          SHARED       NONE        10,500
SAVVIS INC                          COM NEW       805423308     $346         26,800    SH          SHARED       NONE        26,800
SCHERING-PLOUGH CORP                PFD CONV      806605705     $211          1,100    SH          SHARED       NONE         1,100
SEACHANGE INTERNATIONAL INC         COM           811699107     $1,160      162,000    SH          SHARED       NONE       162,000
SELECT SECTOR SPDR TR               SBI INT-ENRGY 81369Y506     $363          4,100          PUT   SHARED       NONE         4,100
SELECT SECTOR SPDR TR               SBI INT-FINL  81369Y605     $251         12,400          CALL  SHARED       NONE        12,400
SKYWORKS SOLUTIONS INC              COM           83088M102     $379         38,400    SH          SHARED       NONE        38,400
SMART MODULAR TECHNOLOGIES          ORD SHS       G82245104     $359         93,800    SH          SHARED       NONE        93,800
SPDR SERIES TRUST                   S&P OILGAS    78464A730     $288          4,100          PUT   SHARED       NONE         4,100
STEC INC                            COM           784774101     $205         20,000          PUT   SHARED       NONE        20,000
STEELCASE INC                       CL A          858155203     $377         37,600    SH          SHARED       NONE        37,600
SUNOCO INC                          COM           86764P109     $236          5,800    SH          SHARED       NONE         5,800
SUPER MICRO COMPUTER INC            COM           86800U104     $273         37,000    SH          SHARED       NONE        37,000
SUREWEST COMMUNICATIONS             COM           868733106     $158         18,800    SH          SHARED       NONE        18,800
SYMMETRY MED INC                    COM           871546206     $260         16,000    SH          SHARED       NONE        16,000
TENARIS S A                         SPONSORED ADR 88031M109     $745         10,000          PUT   SHARED       NONE        10,000
TETRA TECHNOLOGIES INC DEL          COM           88162F105     $856         36,100    SH          SHARED       NONE        36,100
TXCO RESOURCES INC                  COM           87311M102     $318         27,000    SH          SHARED       NONE        27,000
UNIT CORP                           COM           909218109     $448          5,400    SH          SHARED       NONE         5,400
VISHAY INTERTECHNOLOGY INC          COM           928298108     $265         29,900    SH          SHARED       NONE        29,900

                                                                $38,837

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